Dividend	12 Months Ended
Dec. 31, 2019
Dividend [abstract]
Dividend
31	Dividend

An annual dividend in respect of the year ended 31 December 2019 of RMB 0.12 per share, amounting to a total dividend of RMB 1,298,858 thousands, was approved by the Board of Directors on 25 March 2020. This financial statement has not reflected such dividend payable.

An annual dividend in respect of the year ended 31 December 2018 of RMB 0.25 per share, amounting to a total dividend of RMB 2,705,952 thousands, was approved by the Board of Directors on 19 March 2019.